GOODWILL AND INTANGIBLES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
GOODWILL [Abstract]
Beginning balance		$ 47,472	$ 35,218
Acquired through business combination	[1]		10,619
Foreign currency translation adjustments		(1,672)	1,635
Ending balance		$ 45,800	$ 47,472

[1]	See also Notes 1(b) and 1(c)